April 12, 2010

Via EDGAR

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Washington Mutual Investors Fund, Inc.; File Nos. 002-11051 and 811-00604

Dear Sir or Madam:

On behalf of Washington Mutual Investors Fund, Inc. (the “Registrant”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended, attached for filing via EDGAR is Form N-1A of the Registrant, which includes Post-Effective Amendment No. 119 to the Registration Statement under the Securities Act of 1933 and Amendment No. 47 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).  It is intended that this Amendment become effective on July 1, 2010.

Please note that this registration statement has been updated based upon the U.S. Securities and Exchange Commission’s revised N-1A corporate governance disclosure requirements, as well as the Registrant’s reorganization as a Delaware statutory trust and its revised fundamental investment policies that were approved by shareholders of the Registrant at a meeting of shareholders on November 24, 2009.

Should you have any questions regarding the attached, please phone me at (202) 842-5633.

Sincerely,

/s/ Stephanie L. Pfromer
Stephanie L. Pfromer
Assistant Secretary

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